Taxation - Components of Aggregate Deferred Tax Assets and liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred tax assets
Education expense	¥ 10		¥ 49	¥ 150
Advertising expense	179
Provision for bad debt	7,186		3,148	293
Accrued expense	159		253	216
Charitable donation	910
Capitalized R&D in PRC tax return	13,160		6,123	5,641
Intangible assets under PRC Law	1,364		1,218	794
Loss carry-forward	28,747		19,236	15,207
Total deferred tax assets	51,715		30,027	22,301
Less: Valuation allowance	33,323		22,909	¥ 22,301	¥ 19,249
Total deferred tax assets, net	18,392		¥ 7,118
Deferred tax liabilities
Intangible assets from acquisitions	249
Total deferred tax liabilities, net	¥ 249	$ 38